Loans and borrowings (Details) - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Loans and borrowings
Borrowings	$ 109,200	$ 119,965
Current	10,080	11,288
Non-current	$ 99,120	$ 108,677
Closing balance exchange rate	3,757.08	4,409.15
Local currency
Loans and borrowings
Borrowings	$ 12,002	$ 11,371
Foreign currency
Loans and borrowings
Borrowings	$ 97,198	$ 108,594
Bonds | Local currency
Loans and borrowings
Borrowings, interest rate	6.20%	9.80%
Borrowings	$ 4,985	$ 5,193
Bonds | Foreign currency
Loans and borrowings
Borrowings, interest rate	7.60%	7.00%
Borrowings	$ 79,222	$ 88,881
Commercial and syndicate loans and related parties | Local currency
Loans and borrowings
Borrowings, interest rate	7.30%	11.70%
Borrowings	$ 6,199	$ 5,302
Commercial and syndicate loans and related parties | Foreign currency
Loans and borrowings
Borrowings, interest rate	6.50%	6.50%
Borrowings	$ 16,670	$ 18,254
Loans from related parties | Foreign currency
Loans and borrowings
Borrowings, interest rate	6.00%	6.00%
Borrowings	$ 728	$ 829
Lease liabilities | Local currency
Loans and borrowings
Borrowings, interest rate	8.80%	9.20%
Borrowings	$ 818	$ 876
Lease liabilities | Foreign currency
Loans and borrowings
Borrowings, interest rate	6.60%	6.50%
Borrowings	$ 578	$ 630